Maintenance rights and lease premium, net - Schedule of Maintenance Rights and Lease Premium, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maintenance rights
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 1,336,440	$ 1,669,742
Lease premium
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	340,967	460,251
Maintenance Rights Intangible and Lease Premium
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 1,677,407	$ 2,129,993